Derivative Financial Instruments	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments
26.	Derivative financial instruments

a)	Interest Rate Swap Agreements (“Swaps”)

The Company’s overall risk management objective is to mitigate the negative impact of volatile global markets on its cash flow and earnings. The Company uses interest rate swaps to manage the market risks associated to interest rate movements relating to its variable-rate long-term debt. As of March 31, 2013 the Company had outstanding interest rate swaps designated as cash flow hedges to convert the variable interest rate of its long term debt to a fixed rate with a total notional amount of Rs.  16,286 million (US$ 299 million). Additionally, as of March 31, 2013 the Company had outstanding interest rate swaps with total notional amount of Rs.  9,510 million (US$ 174 million) which do not qualify for hedge accounting. Under the terms of the swaps the Company will pay an interest rate ranging from 0.57% to 3.25% in exchange for the variable interest rate equal to US$ LIBOR. These swaps expire within one year to five years from the balance sheet date.

The differential paid or received on the swaps designated as hedges is recognized as adjustments to interest expense. The effective portion of the changes in the fair value of the swaps designated as hedges are deferred in accumulated other comprehensive loss and is recognized as interest expense when the hedged item affects earnings. The impact to earnings associated with hedge ineffectiveness is recorded in interest expense immediately.

The following table summarizes the activity in accumulated other comprehensive loss related to derivatives designated as cash flow hedges during the year ended March 31, 2012 and 2013:

	(In millions)
	Year ended March 31, 2012		Year ended March 31, 2013
Beginning balance-loss	Rs.	291	Rs.	23	US$	1
Net unrealized loss/(gain) for the year		(25)		175		3
Realized gain/(loss) reclassified into earnings		(243)		(159)		(3)

Ending balance – loss	Rs.	23	Rs.	39	US$	1

Based on the terms of the derivative instruments designated as cash flow hedges, Rs.  33 million (US$ 1 million) of unrealized gain currently in accumulated other comprehensive income will be transferred to interest expense in the statement of operations in the fiscal 2014.

In fiscal 2013, Rs.  181 million (US$ 3 million) has been recognized in interest expense for fair value changes on interest rate swaps which do not qualify for hedge accounting.

b)	Foreign Exchange Forward Contracts

The Company uses foreign currency forward contracts to manage the exchange risks associated with movements in United States Dollar, Canadian Dollar, Euro and other currencies.

The Company had outstanding foreign exchange forward contracts with total notional amount of Rs.  2,047 million and Rs.  2,891 million (US$ 53 million) as of fiscals 2012 and 2013 respectively. These contracts are for a period between 2 days and six months. Although these contracts are effective as hedges from an economic perspective they do not qualify for hedge accounting.

An exchange gain/(loss) of Rs.  (151) million, Rs.  (75) million and Rs.  211 million (US$ 4 million) in fiscal 2011, 2012 and 2013 respectively on foreign currency forward contracts have been recognized in other non-operating income, net.

c)	Cross Currency Swap

The Company uses cross currency swaps/contracts to manage the exchange risks associated with movements in foreign currencies associated with long term loan liabilities, primarily SG$ loan liabilities. Although these contracts are effective as hedges from an economic perspective but they are not designated as hedges.

As at March 31, 2013 the Company had open cross currency swap contracts of SG$ 250 million equivalent to Rs.  10,912 million (US$ 200 million).

Under the terms of the cross currency swap the Company will pay an interest rate ranging from 4.52% per annum to 4.54% per annum on US$ principal in exchange for the fixed interest rate of 4.25% on SG$ principal. The entire cross currency swaps will expire in three years from balance sheet date.

The Company recognizes outstanding cross currency swaps at fair value. Changes in fair value on these swaps are recognized in the statement of operations.

The differences of interest paid and received on the above cross currency swaps are recognized under interest expense.